Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
June 30, 2024
F65-NPRT1-0824
1.9895822.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/26/24 (b) (Cost $2,119,126)	2,130,000	2,119,156

Domestic Equity Funds - 52.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,412,488	29,697,729
Fidelity Series Blue Chip Growth Fund (c)	4,124,853	81,465,851
Fidelity Series Commodity Strategy Fund (c)	135,350	13,165,473
Fidelity Series Growth Company Fund (c)	6,159,893	151,533,363
Fidelity Series Intrinsic Opportunities Fund (c)	2,363,648	27,252,864
Fidelity Series Large Cap Stock Fund (c)	6,263,418	143,682,810
Fidelity Series Large Cap Value Index Fund (c)	2,854,777	44,734,348
Fidelity Series Opportunistic Insights Fund (c)	3,786,383	90,456,679
Fidelity Series Small Cap Core Fund (c)	315,288	3,632,117
Fidelity Series Small Cap Discovery Fund (c)	1,075,337	11,903,982
Fidelity Series Small Cap Opportunities Fund (c)	2,780,462	41,540,099
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,275,435	99,818,972
Fidelity Series Value Discovery Fund (c)	5,834,230	89,263,725
TOTAL DOMESTIC EQUITY FUNDS (Cost $695,824,128)		828,148,012

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,893,107	43,656,992
Fidelity Series Emerging Markets Fund (c)	4,578,676	42,169,604
Fidelity Series Emerging Markets Opportunities Fund (c)	9,042,704	170,093,258
Fidelity Series International Growth Fund (c)	6,766,310	123,958,798
Fidelity Series International Small Cap Fund (c)	1,313,059	22,387,648
Fidelity Series International Value Fund (c)	9,887,113	124,973,106
Fidelity Series Overseas Fund (c)	8,852,391	124,553,137
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $594,044,848)		651,792,543

Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	76,187	737,494
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	99,353	758,060
Fidelity Series Emerging Markets Debt Fund (c)	1,037,238	8,100,828
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	272,889	2,415,072
Fidelity Series Floating Rate High Income Fund (c)	167,543	1,504,532
Fidelity Series High Income Fund (c)	980,959	8,259,674
Fidelity Series International Credit Fund (c)	4,817	39,069
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,168,439	66,804,733
Fidelity Series Real Estate Income Fund (c)	155,845	1,510,139
TOTAL BOND FUNDS (Cost $100,048,138)		90,129,601

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $2,385,337)	2,384,860	2,385,337

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,394,421,577)	1,574,574,649
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(946,095)
NET ASSETS - 100.0%	1,573,628,554

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	15	Sep 2024	1,757,400	1,154	1,154
ICE MSCI Emerging Markets Index Contracts (United States)	92	Sep 2024	5,005,720	10,087	10,087

TOTAL EQUITY INDEX CONTRACTS					11,241

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	528	Sep 2024	58,071,750	354,932	354,932
CBOT 5-Year U.S. Treasury Note Contracts (United States)	295	Sep 2024	31,440,547	143,232	143,232
CBOT Long Term U.S. Treasury Bond Contracts (United States)	58	Sep 2024	6,862,125	60,094	60,094

TOTAL TREASURY CONTRACTS					558,258

TOTAL PURCHASED					569,499

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	53	Sep 2024	14,631,975	(27,082)	(27,082)

TOTAL FUTURES CONTRACTS					542,417
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,119,156.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,208,983	9,053,891	7,877,515	22,075	(22)	-	2,385,337	0.0%
Total	1,208,983	9,053,891	7,877,515	22,075	(22)	-	2,385,337

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	669,102	68,662	9,861	353	30	9,561	737,494
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	696,040	68,585	9,926	277	(54)	3,415	758,060
Fidelity Series All-Sector Equity Fund	26,357,130	2,509,061	367,025	-	33,376	1,165,187	29,697,729
Fidelity Series Blue Chip Growth Fund	72,972,492	6,848,968	5,360,462	-	237,401	6,767,452	81,465,851
Fidelity Series Canada Fund	39,812,784	5,038,846	570,866	-	88,621	(712,393)	43,656,992
Fidelity Series Commodity Strategy Fund	9,435,381	3,729,828	238,060	-	15,088	223,236	13,165,473
Fidelity Series Emerging Markets Debt Fund	7,204,815	1,046,438	106,268	113,365	(4,407)	(39,750)	8,100,828
Fidelity Series Emerging Markets Debt Local Currency Fund	2,291,403	191,261	30,206	-	537	(37,923)	2,415,072
Fidelity Series Emerging Markets Fund	37,464,657	3,626,497	875,866	-	35,710	1,918,606	42,169,604
Fidelity Series Emerging Markets Opportunities Fund	151,238,252	15,910,192	5,291,783	-	(460,244)	8,696,841	170,093,258
Fidelity Series Floating Rate High Income Fund	1,366,564	169,055	19,885	32,444	232	(11,434)	1,504,532
Fidelity Series Government Money Market Fund 5.42%	20,866	-	20,866	34	-	-	-
Fidelity Series Growth Company Fund	136,208,097	13,241,143	10,897,146	-	980,481	12,000,788	151,533,363
Fidelity Series High Income Fund	7,360,094	1,038,771	106,348	120,972	1,323	(34,166)	8,259,674
Fidelity Series International Credit Fund	39,061	522	275	522	-	(239)	39,069
Fidelity Series International Growth Fund	113,179,201	14,225,126	1,588,937	-	183,617	(2,040,209)	123,958,798
Fidelity Series International Small Cap Fund	21,208,492	2,065,101	296,008	-	12,725	(602,662)	22,387,648
Fidelity Series International Value Fund	114,099,564	12,998,574	2,532,484	-	188,767	218,685	124,973,106
Fidelity Series Intrinsic Opportunities Fund	25,630,608	2,808,876	354,998	-	(34,656)	(796,966)	27,252,864
Fidelity Series Large Cap Stock Fund	128,364,889	13,148,857	4,045,129	-	219,223	5,994,970	143,682,810
Fidelity Series Large Cap Value Index Fund	40,291,648	5,877,417	560,998	-	45,184	(918,903)	44,734,348
Fidelity Series Long-Term Treasury Bond Index Fund	68,495,613	8,763,065	8,814,221	567,110	(1,997,062)	357,338	66,804,733
Fidelity Series Opportunistic Insights Fund	81,169,030	8,151,965	4,714,947	-	171,544	5,679,087	90,456,679
Fidelity Series Overseas Fund	113,475,605	12,680,739	1,644,830	-	146,780	(105,157)	124,553,137
Fidelity Series Real Estate Income Fund	1,369,138	159,563	19,824	22,949	204	1,058	1,510,139
Fidelity Series Short-Term Credit Fund	440,720	-	438,483	506	9,390	(11,627)	-
Fidelity Series Small Cap Core Fund	3,495,154	234,926	23,025	17,256	2,362	(77,300)	3,632,117
Fidelity Series Small Cap Discovery Fund	11,111,956	2,475,578	153,180	700,252	10,379	(1,540,751)	11,903,982
Fidelity Series Small Cap Opportunities Fund	37,626,465	5,278,412	516,889	-	24,363	(872,252)	41,540,099
Fidelity Series Stock Selector Large Cap Value Fund	89,882,231	13,259,208	1,251,696	-	48,739	(2,119,510)	99,818,972
Fidelity Series Value Discovery Fund	80,276,092	12,899,926	1,124,478	-	16,950	(2,804,765)	89,263,725
	1,423,253,144	168,515,162	51,984,970	1,576,040	(23,397)	30,310,217	1,570,070,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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